Significant Accounting Policies: Property and Equipment, Policy (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Property and Equipment, Policy

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided for on a straight-line basis over the estimated useful lives of the assets per the following table. Expenditures for additions and improvements are capitalized while repairs and maintenance are expensed as incurred.

Category	Depreciation Term
Leasehold improvements	39 years or term of lease
Computer and office equipment	3-5 years
Equipment and tools	5-10 years
Vehicles	5 years